Quest Opportunity Value | Oppenheimer Quest Opportunity Value Fund
THE FUND SUMMARY
Investment Objective. The Fund seeks growth of capital.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 13 of the prospectus and in the sections "How to Buy Shares" beginning on page 59 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Quest Opportunity Value Oppenheimer Quest Opportunity Value Fund	Class A	Class B	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Quest Opportunity Value Oppenheimer Quest Opportunity Value Fund		Class A	Class B	Class C	Class N	Class Y
Management Fees		0.82%	0.82%	0.82%	0.82%	0.82%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses		0.36%	0.61%	0.36%	0.45%	0.29%
Acquired Fund Fees and Expenses		0.05%	0.05%	0.05%	0.05%	0.05%
Total Annual Operating Expenses		1.48%	2.48%	2.23%	1.82%	1.16%
Fee Waiver and Expense Reimbursement	[1]	(0.05%)	(0.14%)	(0.05%)	(0.06%)	(0.05%)
Total Annual Operating Expenses After Fee Waiver and Expense Reimbursement		1.43%	2.34%	2.18%	1.76%	1.11%
[1]	The Fund's investment adviser has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. Each undertaking may be amended or withdrawn after one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example Oppenheimer Quest Opportunity Value Fund Quest Opportunity Value (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	713	1,015	1,337	2,250
Class B	740	1,068	1,524	2,356
Class C	323	700	1,203	2,589
Class N	280	572	988	2,151
Class Y	114	366	637	1,412

Expense Example, No Redemption Oppenheimer Quest Opportunity Value Fund Quest Opportunity Value (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	713	1,015	1,337	2,250
Class B	240	768	1,324	2,356
Class C	223	700	1,203	2,589
Class N	180	572	988	2,151
Class Y	114	366	637	1,412

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies. The Fund may invest in a variety of equity and investment-grade debt securities that the portfolio manager believes are undervalued. The Fund may allocate its investments between equity and debt securities in any proportion and at different times based on market and economic conditions. The Fund is not limited to using a particular investment style or by the issuer's location, size, market capitalization or industry sector.
The Fund may invest a substantial portion of its assets in foreign securities, including companies in developed and emerging market countries, and has no limit on the amount it can invest in such securities. The Fund may use certain types of derivative instruments for investment or hedging purposes, including options, futures, forward contracts, and swaps. The Fund may sell securities short; however, it will limit its total short positions to no more than 25% of its net assets.
In selecting investments for the Fund, the portfolio manager mainly relies on a value-oriented investing style. A security may be undervalued because the market is not aware of the issuer's intrinsic value, does not yet recognize its future potential, or the issuer may be temporarily out of favor. The Fund seeks to realize gains in the prices of those securities when other investors recognize their real or prospective worth.
The portfolio manager generally uses a fundamental approach to analyze issuers, based on factors such as financial strength, growth potential, management, and cash flows, among others. The process and factors the portfolio manager uses may change over time and his implementation may vary; however, the portfolio manager typically uses the following techniques:
•A "bottom up" analytical approach that uses fundamental research to focus on particular issuers before considering industry trends;
•A search for securities believed to be undervalued that have a high return on capital, strong management committed to shareholder value, and positive cash flows;
•Ongoing monitoring of issuers for changes in the company that might alter the portfolio manager's initial expectations about the security and might result in the sale of the security.
The portfolio manager allocates the Fund's investments between equity and debt securities after analyzing the relative values of those investments under prevailing market conditions. While stocks and other equity securities are normally emphasized to seek growth, the portfolio manager might increase the relative emphasis of investments in bonds and other fixed-income securities when, among other reasons, he thinks that stocks appear overvalued; debt securities present capital growth and income opportunities relative to stocks; or it is desirable to maintain liquidity pending investment in equity securities.
The Fund may invest without limit in securities that are rated below investment-grade (commonly referred to as "junk bonds") and at times may invest substantial amounts of its assets in those securities to seek higher income as part of its investment goal. Investment-grade debt securities are rated in one of the top four categories by nationally recognized statistical rating organizations such as Moody's or Standard & Poor's. The Fund may also invest in unrated debt securities, in which case the portfolio managers may internally assign ratings to certain of those securities after assessing their credit quality, in categories similar to those of nationally recognized statistical rating organizations.
The above criteria may vary in particular cases and may change over time. The Fund may sell securities that the portfolio manager believes no longer meet these criteria but is not required to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience great short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.
At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on stocks in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.
Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment risk and extension risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. When interest rates fall, the issuers of debt securities may prepay principal more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates.
Special Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities may be subject to greater price fluctuations and have a greater risk that the issuer might not be able to pay interest and principal when due. The market for below-investment-grade securities may be less liquid and they may be harder to value or to sell at an acceptable price, especially during times of market volatility or decline.
Because the Fund can invest without limit in lower-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities.
Main Risks of Value Investing. Value investing entails the risk that if the market does not recognize that the Fund's securities are undervalued, the prices of those securities might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause the Fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of "value" companies may underperform the securities of "growth" companies.
Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.
Main Risks of Small- and Mid-Sized Companies. The stock prices of small- and mid-sized companies may be more volatile and their securities may be more difficult to sell than those of larger companies. They may not have established markets, may have fewer customers and product lines, may have unseasoned management or less management depth and may have more limited access to financial resources. Smaller companies may not pay dividends or provide capital gains for some time, if at all.
Main Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The Fund may also lose money on a derivative investment if the issuer fails to pay the amount due. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful.
Risks of Short Sales. There is no assurance that a security the Fund needs to buy to cover a short position will be available for purchase at a reasonable price. A short sale of a security creates the risk of an unlimited loss, since the price of the security could theoretically increase without limit. Purchasing securities to close out a short position can itself cause the price of the securities to rise further, thereby increasing the loss. Short sales may cause a higher portfolio turnover rate and increase the Fund's brokerage and other transaction expenses. Short selling is considered a speculative investment practice.
WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking capital appreciation over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for a fund emphasizing investments in equity securities. Since the Fund does not seek current income, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/investors/overview/QuestOpportunityValueFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 11.91% (2nd qtr 03) and the lowest return was -13.56% (4th qtr 08). For the period from January 1, 2010 through December 31, 2010 the cumulative return before sales charges and taxes was 7.87%.

Average Annual Total Returns for the periods ended December 31, 2010
The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns Oppenheimer Quest Opportunity Value Fund Quest Opportunity Value		Inception Date	1 Year	5 Years	10 Years (or life of class, if less)
Class A		Jan 3, 1989	1.67%	3.30%	2.32%
Class A After Taxes on Distributions			1.38%	1.90%	1.15%
Class A After Taxes on Distributions and Sales			1.48%	2.26%	1.53%
Class B		Sep 1, 1993	1.87%	3.36%	2.49%
Class C		Sep 1, 1993	6.07%	3.74%	2.18%
Class N		Mar 1, 2001	6.49%	4.17%	2.75%
Class Y		Dec 16, 1996	8.23%	4.77%	3.16%
S&P 500 Index			15.08%	2.29%	1.42%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]				2.07%
[1]	From 2-28-01

Quest Opportunity Value | Oppenheimer Quest Opportunity Value Fund
THE FUND SUMMARY
Investment Objective. The Fund seeks growth of capital.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 13 of the prospectus and in the sections "How to Buy Shares" beginning on page 59 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Quest Opportunity Value Oppenheimer Quest Opportunity Value Fund	Class A	Class B	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Quest Opportunity Value Oppenheimer Quest Opportunity Value Fund		Class A	Class B	Class C	Class N	Class Y
Management Fees		0.82%	0.82%	0.82%	0.82%	0.82%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses		0.36%	0.61%	0.36%	0.45%	0.29%
Acquired Fund Fees and Expenses		0.05%	0.05%	0.05%	0.05%	0.05%
Total Annual Operating Expenses		1.48%	2.48%	2.23%	1.82%	1.16%
Fee Waiver and Expense Reimbursement	[1]	(0.05%)	(0.14%)	(0.05%)	(0.06%)	(0.05%)
Total Annual Operating Expenses After Fee Waiver and Expense Reimbursement		1.43%	2.34%	2.18%	1.76%	1.11%
[1]	The Fund's investment adviser has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. Each undertaking may be amended or withdrawn after one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example Oppenheimer Quest Opportunity Value Fund Quest Opportunity Value (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	713	1,015	1,337	2,250
Class B	740	1,068	1,524	2,356
Class C	323	700	1,203	2,589
Class N	280	572	988	2,151
Class Y	114	366	637	1,412

Expense Example, No Redemption Oppenheimer Quest Opportunity Value Fund Quest Opportunity Value (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	713	1,015	1,337	2,250
Class B	240	768	1,324	2,356
Class C	223	700	1,203	2,589
Class N	180	572	988	2,151
Class Y	114	366	637	1,412

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies. The Fund may invest in a variety of equity and investment-grade debt securities that the portfolio manager believes are undervalued. The Fund may allocate its investments between equity and debt securities in any proportion and at different times based on market and economic conditions. The Fund is not limited to using a particular investment style or by the issuer's location, size, market capitalization or industry sector.
The Fund may invest a substantial portion of its assets in foreign securities, including companies in developed and emerging market countries, and has no limit on the amount it can invest in such securities. The Fund may use certain types of derivative instruments for investment or hedging purposes, including options, futures, forward contracts, and swaps. The Fund may sell securities short; however, it will limit its total short positions to no more than 25% of its net assets.
In selecting investments for the Fund, the portfolio manager mainly relies on a value-oriented investing style. A security may be undervalued because the market is not aware of the issuer's intrinsic value, does not yet recognize its future potential, or the issuer may be temporarily out of favor. The Fund seeks to realize gains in the prices of those securities when other investors recognize their real or prospective worth.
The portfolio manager generally uses a fundamental approach to analyze issuers, based on factors such as financial strength, growth potential, management, and cash flows, among others. The process and factors the portfolio manager uses may change over time and his implementation may vary; however, the portfolio manager typically uses the following techniques:
•A "bottom up" analytical approach that uses fundamental research to focus on particular issuers before considering industry trends;
•A search for securities believed to be undervalued that have a high return on capital, strong management committed to shareholder value, and positive cash flows;
•Ongoing monitoring of issuers for changes in the company that might alter the portfolio manager's initial expectations about the security and might result in the sale of the security.
The portfolio manager allocates the Fund's investments between equity and debt securities after analyzing the relative values of those investments under prevailing market conditions. While stocks and other equity securities are normally emphasized to seek growth, the portfolio manager might increase the relative emphasis of investments in bonds and other fixed-income securities when, among other reasons, he thinks that stocks appear overvalued; debt securities present capital growth and income opportunities relative to stocks; or it is desirable to maintain liquidity pending investment in equity securities.
The Fund may invest without limit in securities that are rated below investment-grade (commonly referred to as "junk bonds") and at times may invest substantial amounts of its assets in those securities to seek higher income as part of its investment goal. Investment-grade debt securities are rated in one of the top four categories by nationally recognized statistical rating organizations such as Moody's or Standard & Poor's. The Fund may also invest in unrated debt securities, in which case the portfolio managers may internally assign ratings to certain of those securities after assessing their credit quality, in categories similar to those of nationally recognized statistical rating organizations.
The above criteria may vary in particular cases and may change over time. The Fund may sell securities that the portfolio manager believes no longer meet these criteria but is not required to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience great short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.
At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on stocks in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.
Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment risk and extension risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. When interest rates fall, the issuers of debt securities may prepay principal more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates.
Special Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities may be subject to greater price fluctuations and have a greater risk that the issuer might not be able to pay interest and principal when due. The market for below-investment-grade securities may be less liquid and they may be harder to value or to sell at an acceptable price, especially during times of market volatility or decline.
Because the Fund can invest without limit in lower-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities.
Main Risks of Value Investing. Value investing entails the risk that if the market does not recognize that the Fund's securities are undervalued, the prices of those securities might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause the Fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of "value" companies may underperform the securities of "growth" companies.
Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.
Main Risks of Small- and Mid-Sized Companies. The stock prices of small- and mid-sized companies may be more volatile and their securities may be more difficult to sell than those of larger companies. They may not have established markets, may have fewer customers and product lines, may have unseasoned management or less management depth and may have more limited access to financial resources. Smaller companies may not pay dividends or provide capital gains for some time, if at all.
Main Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The Fund may also lose money on a derivative investment if the issuer fails to pay the amount due. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful.
Risks of Short Sales. There is no assurance that a security the Fund needs to buy to cover a short position will be available for purchase at a reasonable price. A short sale of a security creates the risk of an unlimited loss, since the price of the security could theoretically increase without limit. Purchasing securities to close out a short position can itself cause the price of the securities to rise further, thereby increasing the loss. Short sales may cause a higher portfolio turnover rate and increase the Fund's brokerage and other transaction expenses. Short selling is considered a speculative investment practice.
WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking capital appreciation over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for a fund emphasizing investments in equity securities. Since the Fund does not seek current income, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/investors/overview/QuestOpportunityValueFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 11.91% (2nd qtr 03) and the lowest return was -13.56% (4th qtr 08). For the period from January 1, 2010 through December 31, 2010 the cumulative return before sales charges and taxes was 7.87%.

Average Annual Total Returns for the periods ended December 31, 2010
The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns Oppenheimer Quest Opportunity Value Fund Quest Opportunity Value		Inception Date	1 Year	5 Years	10 Years (or life of class, if less)
Class A		Jan 3, 1989	1.67%	3.30%	2.32%
Class A After Taxes on Distributions			1.38%	1.90%	1.15%
Class A After Taxes on Distributions and Sales			1.48%	2.26%	1.53%
Class B		Sep 1, 1993	1.87%	3.36%	2.49%
Class C		Sep 1, 1993	6.07%	3.74%	2.18%
Class N		Mar 1, 2001	6.49%	4.17%	2.75%
Class Y		Dec 16, 1996	8.23%	4.77%	3.16%
S&P 500 Index			15.08%	2.29%	1.42%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]				2.07%
[1]	From 2-28-01

Shareholder Fees (Quest Opportunity Value, Oppenheimer Quest Opportunity Value Fund)	0 Months Ended
Mar. 07, 2011
Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Class B
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	5.00%
Class C
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class N
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class Y
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (Quest Opportunity Value, Oppenheimer Quest Opportunity Value Fund)	0 Months Ended
	Mar. 07, 2011
Class A
Operating Expenses:
Management Fees	0.82%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.36%
Acquired Fund Fees and Expenses	0.05%
Total Annual Operating Expenses	1.48%
Fee Waiver and Expense Reimbursement	(0.05%)	[1]
Total Annual Operating Expenses After Fee Waiver and Expense Reimbursement	1.43%
Class B
Operating Expenses:
Management Fees	0.82%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.61%
Acquired Fund Fees and Expenses	0.05%
Total Annual Operating Expenses	2.48%
Fee Waiver and Expense Reimbursement	(0.14%)	[1]
Total Annual Operating Expenses After Fee Waiver and Expense Reimbursement	2.34%
Class C
Operating Expenses:
Management Fees	0.82%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.36%
Acquired Fund Fees and Expenses	0.05%
Total Annual Operating Expenses	2.23%
Fee Waiver and Expense Reimbursement	(0.05%)	[1]
Total Annual Operating Expenses After Fee Waiver and Expense Reimbursement	2.18%
Class N
Operating Expenses:
Management Fees	0.82%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.05%
Total Annual Operating Expenses	1.82%
Fee Waiver and Expense Reimbursement	(0.06%)	[1]
Total Annual Operating Expenses After Fee Waiver and Expense Reimbursement	1.76%
Class Y
Operating Expenses:
Management Fees	0.82%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.05%
Total Annual Operating Expenses	1.16%
Fee Waiver and Expense Reimbursement	(0.05%)	[1]
Total Annual Operating Expenses After Fee Waiver and Expense Reimbursement	1.11%

[1]	The Fund's investment adviser has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. Each undertaking may be amended or withdrawn after one year from the date of this prospectus.

Average Annual Total Returns (Quest Opportunity Value, Oppenheimer Quest Opportunity Value Fund)	0 Months Ended
Mar. 07, 2011
Class A
Average Annual Return:
1 Year	1.67%
5 Years	3.30%
10 Years (or life of class, if less)	2.32%
Inception Date	Jan 3, 1989
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	1.38%
5 Years	1.90%
10 Years (or life of class, if less)	1.15%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.48%
5 Years	2.26%
10 Years (or life of class, if less)	1.53%
Class B
Average Annual Return:
1 Year	1.87%
5 Years	3.36%
10 Years (or life of class, if less)	2.49%
Inception Date	Sep 1, 1993
Class C
Average Annual Return:
1 Year	6.07%
5 Years	3.74%
10 Years (or life of class, if less)	2.18%
Inception Date	Sep 1, 1993
Class N
Average Annual Return:
1 Year	6.49%
5 Years	4.17%
10 Years (or life of class, if less)	2.75%
Inception Date	Mar 1, 2001
Class Y
Average Annual Return:
1 Year	8.23%
5 Years	4.77%
10 Years (or life of class, if less)	3.16%
Inception Date	Dec 16, 1996
S&P 500 Index
Average Annual Return:
1 Year	15.08%
5 Years	2.29%
10 Years (or life of class, if less)	1.42%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	2.07% [1]

[1]	From 2-28-01

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 29, 2010
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER QUEST FOR VALUE FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000817982
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 4, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Quest Opportunity Value | Oppenheimer Quest Opportunity Value Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	THE FUND SUMMARY
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The Fund seeks growth of capital.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 13 of the prospectus and in the sections "How to Buy Shares" beginning on page 59 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Investment Strategies. The Fund may invest in a variety of equity and investment-grade debt securities that the portfolio manager believes are undervalued. The Fund may allocate its investments between equity and debt securities in any proportion and at different times based on market and economic conditions. The Fund is not limited to using a particular investment style or by the issuer's location, size, market capitalization or industry sector.
The Fund may invest a substantial portion of its assets in foreign securities, including companies in developed and emerging market countries, and has no limit on the amount it can invest in such securities. The Fund may use certain types of derivative instruments for investment or hedging purposes, including options, futures, forward contracts, and swaps. The Fund may sell securities short; however, it will limit its total short positions to no more than 25% of its net assets.
In selecting investments for the Fund, the portfolio manager mainly relies on a value-oriented investing style. A security may be undervalued because the market is not aware of the issuer's intrinsic value, does not yet recognize its future potential, or the issuer may be temporarily out of favor. The Fund seeks to realize gains in the prices of those securities when other investors recognize their real or prospective worth.
The portfolio manager generally uses a fundamental approach to analyze issuers, based on factors such as financial strength, growth potential, management, and cash flows, among others. The process and factors the portfolio manager uses may change over time and his implementation may vary; however, the portfolio manager typically uses the following techniques:
•A "bottom up" analytical approach that uses fundamental research to focus on particular issuers before considering industry trends;
•A search for securities believed to be undervalued that have a high return on capital, strong management committed to shareholder value, and positive cash flows;
•Ongoing monitoring of issuers for changes in the company that might alter the portfolio manager's initial expectations about the security and might result in the sale of the security.
The portfolio manager allocates the Fund's investments between equity and debt securities after analyzing the relative values of those investments under prevailing market conditions. While stocks and other equity securities are normally emphasized to seek growth, the portfolio manager might increase the relative emphasis of investments in bonds and other fixed-income securities when, among other reasons, he thinks that stocks appear overvalued; debt securities present capital growth and income opportunities relative to stocks; or it is desirable to maintain liquidity pending investment in equity securities.
The Fund may invest without limit in securities that are rated below investment-grade (commonly referred to as "junk bonds") and at times may invest substantial amounts of its assets in those securities to seek higher income as part of its investment goal. Investment-grade debt securities are rated in one of the top four categories by nationally recognized statistical rating organizations such as Moody's or Standard & Poor's. The Fund may also invest in unrated debt securities, in which case the portfolio managers may internally assign ratings to certain of those securities after assessing their credit quality, in categories similar to those of nationally recognized statistical rating organizations.
The above criteria may vary in particular cases and may change over time. The Fund may sell securities that the portfolio manager believes no longer meet these criteria but is not required to do so.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience great short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.
At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on stocks in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.
Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment risk and extension risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. When interest rates fall, the issuers of debt securities may prepay principal more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates.
Special Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities may be subject to greater price fluctuations and have a greater risk that the issuer might not be able to pay interest and principal when due. The market for below-investment-grade securities may be less liquid and they may be harder to value or to sell at an acceptable price, especially during times of market volatility or decline.
Because the Fund can invest without limit in lower-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities.
Main Risks of Value Investing. Value investing entails the risk that if the market does not recognize that the Fund's securities are undervalued, the prices of those securities might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause the Fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of "value" companies may underperform the securities of "growth" companies.
Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.
Main Risks of Small- and Mid-Sized Companies. The stock prices of small- and mid-sized companies may be more volatile and their securities may be more difficult to sell than those of larger companies. They may not have established markets, may have fewer customers and product lines, may have unseasoned management or less management depth and may have more limited access to financial resources. Smaller companies may not pay dividends or provide capital gains for some time, if at all.
Main Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The Fund may also lose money on a derivative investment if the issuer fails to pay the amount due. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful.
Risks of Short Sales. There is no assurance that a security the Fund needs to buy to cover a short position will be available for purchase at a reasonable price. A short sale of a security creates the risk of an unlimited loss, since the price of the security could theoretically increase without limit. Purchasing securities to close out a short position can itself cause the price of the securities to rise further, thereby increasing the loss. Short sales may cause a higher portfolio turnover rate and increase the Fund's brokerage and other transaction expenses. Short selling is considered a speculative investment practice.
WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking capital appreciation over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for a fund emphasizing investments in equity securities. Since the Fund does not seek current income, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney
The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/investors/overview/QuestOpportunityValueFund

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.225.5677
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress
More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/investors/overview/QuestOpportunityValueFund

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Return 2001	rr_AnnualReturn2001	(4.57%)
Annual Return 2002	rr_AnnualReturn2002	(17.57%)
Annual Return 2003	rr_AnnualReturn2003	21.91%
Annual Return 2004	rr_AnnualReturn2004	9.50%
Annual Return 2005	rr_AnnualReturn2005	1.84%
Annual Return 2006	rr_AnnualReturn2006	11.24%
Annual Return 2007	rr_AnnualReturn2007	12.25%
Annual Return 2008	rr_AnnualReturn2008	(20.28%)
Annual Return 2009	rr_AnnualReturn2009	16.22%
Annual Return 2010	rr_AnnualReturn2010	7.87%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 11.91% (2nd qtr 03) and the lowest return was -13.56% (4th qtr 08). For the period from January 1, 2010 through December 31, 2010 the cumulative return before sales charges and taxes was 7.87%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Quest Opportunity Value | Oppenheimer Quest Opportunity Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.48%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	713
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,015
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,337
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,250
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	713
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,015
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,337
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,250
1 Year	rr_AverageAnnualReturnYear01	1.67%
5 Years	rr_AverageAnnualReturnYear05	3.30%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	2.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 1989
Quest Opportunity Value | Oppenheimer Quest Opportunity Value Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	1.90%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	1.15%
Quest Opportunity Value | Oppenheimer Quest Opportunity Value Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.48%
5 Years	rr_AverageAnnualReturnYear05	2.26%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	1.53%
Quest Opportunity Value | Oppenheimer Quest Opportunity Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.48%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	740
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,068
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,524
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,356
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	240
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	768
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,324
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,356
1 Year	rr_AverageAnnualReturnYear01	1.87%
5 Years	rr_AverageAnnualReturnYear05	3.36%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	2.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1993
Quest Opportunity Value | Oppenheimer Quest Opportunity Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.23%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	323
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	700
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,203
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,589
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	700
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,203
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,589
1 Year	rr_AverageAnnualReturnYear01	6.07%
5 Years	rr_AverageAnnualReturnYear05	3.74%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	2.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1993
Quest Opportunity Value | Oppenheimer Quest Opportunity Value Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.82%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	280
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	572
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	988
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,151
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	180
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	572
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	988
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,151
1 Year	rr_AverageAnnualReturnYear01	6.49%
5 Years	rr_AverageAnnualReturnYear05	4.17%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	2.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
Quest Opportunity Value | Oppenheimer Quest Opportunity Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	366
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	637
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,412
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	114
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	366
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	637
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,412
1 Year	rr_AverageAnnualReturnYear01	8.23%
5 Years	rr_AverageAnnualReturnYear05	4.77%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	3.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 1996
Quest Opportunity Value | Oppenheimer Quest Opportunity Value Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	1.42%
Quest Opportunity Value | Oppenheimer Quest Opportunity Value Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	2.07%	[1]
[1]	From 2-28-01
[2]	The Fund's investment adviser has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. Each undertaking may be amended or withdrawn after one year from the date of this prospectus.